IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY (Details Narrative) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Mar. 31, 2023
In-process Research And Development And Deferred Tax Liability
Provision for impairment	$ 46.9	$ 46.9
Recognized an impairment			$ 59.3